Offerings - Offering: 1	Feb. 23, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 987,955,376.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 136,436.64
Offering Note	N/A